Document and Entity Information	Aug. 02, 2023
Cover [Abstract]
Entity Address, State or Province	IN
Amendment Flag	false
Entity Central Index Key	0001156039
Document Type	8-K
Document Period End Date	Aug. 02, 2023
Entity Registrant Name	Elevance Health, Inc.
Entity Incorporation State Country Code	IN
Entity File Number	001-16751
Entity Tax Identification Number	35-2145715
Entity Address, Address Line One	220 Virginia Ave
Entity Address, City or Town	Indianapolis
Entity Address, Postal Zip Code	46204
City Area Code	833
Local Phone Number	401-1577
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01
Trading Symbol	ELV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false